Guarantor Financial Information - Consolidated Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Statement of Comprehensive Income [Line Items]
Net earnings (loss)	$ 278,798	$ 175,237	$ (139,039)
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments	1,117	2,859	4,373
Comprehensive income (loss)	279,915	178,096	(134,666)
Eliminations [Member]
Condensed Statement of Comprehensive Income [Line Items]
Net earnings (loss)	(171,232)	(35,939)	(16,487)
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments	0	0	0
Comprehensive income (loss)	(171,232)	(35,939)	(16,487)
Parent Issuer [Member]
Condensed Statement of Comprehensive Income [Line Items]
Net earnings (loss)	278,798	175,237	(139,039)
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments	1,117	2,859	4,373
Comprehensive income (loss)	279,915	178,096	(134,666)
Guarantors [Member]
Condensed Statement of Comprehensive Income [Line Items]
Net earnings (loss)	98,077	38,676	19,341
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments	0	0	0
Comprehensive income (loss)	98,077	38,676	19,341
Non-Guarantors [Member]
Condensed Statement of Comprehensive Income [Line Items]
Net earnings (loss)	73,155	(2,737)	(2,854)
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments	0	0	0
Comprehensive income (loss)	$ 73,155	$ (2,737)	$ (2,854)